FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENT (TABLE 3) (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 926	$ 871
Financial liabilities	5,522	5,745
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial assets	926	871
Financial liabilities	7,314	7,063
Borrowings1 [Member] | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial liabilities	5,168	5,536
Borrowings1 [Member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,960	6,854
Derivatives | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2	0
Derivatives | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2	0
Other liabilities | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial liabilities	352	209
Other liabilities | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial liabilities	352	209
Other assets | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	639	612
Other assets | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial assets	639	612
Other investments [Member] | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	250	258
Other investments [Member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial assets	250	258
Derivatives | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	37	1
Derivatives | Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 37	$ 1